KALMAR
    POOLED
INVESTMENT
     TRUST
----------



                               [GRAPHIC OMITTED]



                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2002

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                          REPORT FROM MANAGEMENT
                                                                 JANUARY 8, 2003


DEAR FELLOW SHAREHOLDERS AND FRIENDS:

After a two-month speculative rally from the October 9th low, the U.S. equity markets weakened in December to conclude a dismal stock market year as the many negative issues facing investors were again brought to the forefront. The freshly heightened worries ranged from geopolitical risks (impending war with Iraq plus a new nuclear threat from North Korea); to fiscal concerns (lack of an economic stimulus package); to rising energy prices (war risk amplified by the general strike in Venezuela); to on-going economic uncertainty (weak consumer holiday spending, another up-turn in initial jobless claims, and a sharp decline in the dollar). As a result, the major market indexes gave up one-half to one-third of the gains achieved in October and November. For example, the Russell 2000 gained 12.4% for October and November, but ended the Fourth Quarter with a more modest 6.2% final gain, to finish the year 2002 down 20.5%.

On the positive side of the ledger, the level of earnings pre-announcement activity appears to be diminishing versus recent periods (though we are not through the first two weeks of January yet and Home Depot delivered a significant disappointment on January 3rd); public companies have worked hard to reduce their cost structures (providing a foundation for earnings leverage on even modest revenue growth); and earnings expectations seem more realistic than at any time in the last two years. If moderate economic progress does develop in 2003 as we hope, the resulting more favorable corporate earnings outlook, combined with today's reasonable valuations, should provide the backdrop for more sustainable stock market appreciation. Absent a protracted war or some outside shocks to the system that further hurt consumer and business confidence, we believe stock market returns should be positive in 2003.

Should this happen, it will reverse a three-year slide in the stock market and provide very welcome relief for all investors. We empathize with the challenges faced by all of our shareholders, whether individual investors concerned with supporting life style requirements and protecting hard-earned capital, endowments or foundations facing budgetary challenges, or pension funds grappling with funding requirements and the impact of lowered actuarial assumptions. Regardless of the market's future performance, please know that we are sensitive to your concerns and stand ready to provide whatever additional communication and market insights you may desire to help in your strategic decision making going forward.

PERFORMANCE AND SECTORAL ATTRIBUTION. (Remember that Kalmar does not invest top-down sectorally.)

                                   FOURTH    SIX       YEAR     MARKET TOP                           SINCE
                         DECEMBER  QUARTER  MONTHS     2002     TO PRESENT*  3 YEARS    5 YEARS   INCEPTION**
                         --------  -------  ------    ------    -----------  -------    -------   -----------
Kalmar Fund               (1.99)    7.03    (12.89)   (16.53)     (8.92)      (3.42)    (5.46)     38.35
Russell 2000              (5.57)    6.16    (16.56)   (20.48)    (31.06)     (20.97)    (6.61)     19.56)
..............................................................................................................

Russell 2000 Growth       (6.90)    7.51    (15.63)   (30.26)    (59.79)     (50.90)   (28.87)    (11.02)
..............................................................................................................

S&P 500                   (5.90)    8.40    (10.29)   (22.14)    (33.10)     (37.69)    (3.05)     25.67
Nasdaq Composite          (9.69)   13.95     (8.73)   (31.53)    (71.56)     (67.18)   (14.95)      8.07

All returns are cumulative.                              * 2/29/00 to 12/31/02                 ** 4/11/97

As can be seen above, your Kalmar Fund outperformed materially in December, with a loss of only 2.0% versus a 5.6% drop for the Russell 2000. After having temporarily lagged the Russell 2000 by over 300 basis points for the quarter through November -- as a result of the two month rally dominated by non-earnings companies and low priced technology stocks -- Kalmar's strong December outperformance allowed your Fund to beat the index modestly for the full quarter. For the year as a whole, we were down 16.5%, versus down 20.5% for the Russell 2000 and down over 30% for the Russell 2000 Growth Index. While never pleased with a double-digit percent decline, the Kalmar Fund returns rank very favorably compared to

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


Growth managers of any variation, and were achieved in one of the most difficult equity markets on record. Losing less in rocky markets, together with gaining more in rewarding ones, are the dual objectives of Kalmar's productive "all weather" Growth investment approach.

Looking at your Fund's December outperformance by sector, we were advantaged relative to the Russell 2000 by our Healthcare and Energy exposures, and then by Auto & Transportation and Technology exposures, in that order, and most handicapped by our Consumer Discretionary exposure. In all of these sectors your Fund is varyingly "overweight" relative to the index, having gotten there through bottom-up research as always. Our specific companies in the first four sectors outperformed the index stocks by 12 percentage points each in Technology and Transportation, 7 points in Healthcare, and 5 points in Energy. Our Consumer Discretionary companies performed in line with the 6% decline in the index stocks, but our significant "overweight" in this sector resulted in a negative effect relatively and absolutely on the portfolio. Your Fund is meaningfully "underweight" in Financial Services (as has been the case for a long period, reflecting the difficulty of qualifying true growth businesses from this area), the best performing sector during the month. Further, our financial stocks performed worse than those in the index, making this a "double negative" relatively. Nevertheless, the solid contributions outlined above substantially more than offset the few areas where we lagged.

On a full Fourth Quarter basis your Fund's relative outperformance to the Russell 2000 was more modest as indicated. Sectorally, Technology helped us most relatively. By quarter's end your Fund's solid-achieving Technology companies had outperformed the speculative "back from the near dead" rally in the many non-earnings index stocks. In addition, we continue "overweighted" in that area, as we have been all year. To lesser degrees we were helped by our Energy and Transportation exposures. We were most disadvantaged relatively by our big exposure to Consumer Discretionary, as investor worries about holiday spending and weakening consumer confidence produced negative sectoral rotation away. In the main, however, our individual companies in that sector are far out-executing their peers and continue to report strong same store sales growth AND improving profitability. Healthcare was our second worst relative detractor sectorally for the quarter for no special set of reasons.

Viewed over a more meaningful time period relative to Kalmar's purposefully longer-term investment horizon, your Fund's full year outperformance of the Russell 2000 was driven positively by our exposures in the Consumer Discretionary, Energy, Consumer Staples and Auto & Transportation sectors, in that order. The primary detractors from performance were our exposures in the Producer Durables, Materials & Processing and Technology sectors. The latter is most noteworthy as the Russell Technology sector declined 46.5%, making it the worst performing Russell sector for the year. Our Technology companies performed far better than this with "only" a negative 22.5% return, which relative to the Russell 2000 had the effect of almost fully offsetting our year-long "overweight" in this area. Looking forward, we believe the better performance of our Technology holdings is a reflection of their superior competitive positions and that this will translate into meaningful positives for the Fund with any increase in final demand.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

From an individual stock stand point, your Fund's best performers for the month of December and the Fourth Quarter came from a wide cross section of sectors and industries, befitting Kalmar's creative bottom-up style. In general, they were characterized by successful business execution and strong earnings growth against a challenging economy PLUS inefficient understanding on the part of other investors and inefficient valuation. These are among the consistent ingredients that have given Kalmar's "Growth-with-Value" investment style its value-added excess return.

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


In December your Fund's best performers included Ultra Petroleum (rapidly growing natural gas production); Garmin Ltd (global positioning system implementation); NCI Building Systems (modular metal structures); and UTI Worldwide (logistics management). For the Fourth Quarter our best performers included ADTRAN (outperformance in digital broadband connectivity); Benchmark Electronics (electronic manufacturing services); Garmin (as described); and MSC Industrial Direct (industrial supply distribution).

Whether it was for the month of December or for the full Fourth Quarter, your Fund's individual worst performers were dominated by our holdings in growth retailers, as they succumbed to fear of weakening consumer spending and poor holiday shopping results. Michaels Stores, Freds Inc., Christopher & Banks, and Cost Plus typify this group, though by and large our retail holdings are significantly differentiating their progress as specific businesses on both a same store sales and profitability basis. Happily, in most cases we had made "peel the onion" profit harvests on these stocks before their declines. Still, it hurt. Other poor performers were Community Health Systems and AmSurg, which suffered from worries about reduced federal healthcare reimbursement, and Insight Enterprises, which suffered an operational disappointment and continued lack of visibility for improvement in information technology spending.

The Kalmar Fund portfolio continues to evolve organically bottom-up with no recent big changes in sectoral "bets." That said, new portfolio additions have, in a business model sense, been somewhat more tilted by number toward economically sensitive growth names. As always, however, we will continue to invest against A RANGE of probable economic outcomes, not against a specific scenario that may not prove out. Examples of such new holdings, among the seven new ones we initiated in the Fourth Quarter, include companies like MacDermid and UTI Worldwide.

MacDermid is a successful, tightly managed specialty chemical company that is poised to drive superior earnings dynamics on even modest improvement in sales, yet is under-followed and under-owned as a stock. UTI Worldwide is a logistics and supply chain management business with services that include freight forwarding, customs brokerage, and warehousing. The company's earnings growth is robust (and would get even better on any pickup in world trade) yet the stock is undervalued and little known, in part because of poor liquidity prior to a recent secondary offering. In the Fourth Quarter, we also beefed up five holdings whose fundamental growth as businesses continued to meet or exceed our expectations and whose stocks are inefficiently valued based on our analysis.

Four stocks were sold completely in the Fourth Quarter because of failure to execute their business plans successfully or because they faced unacceptable delays to vigorous growth, compared to other more rapidly growing but equally inefficiently valued alternatives. Positively speaking, we also took partial "peel the onion" profit harvests on six highly successful holdings to reduce risk and re-deploy capital. These included three of the retailers mentioned earlier, as well as Charles River Labs and Sicor (healthcare companies) and Pinnacle Systems (rich media software).

OUTLOOK IN BRIEF.

To summarize the investment outlook as Kalmar sees it now, we continue to expect not much better than moderate, uneven economic growth, but an improving trend nevertheless. Our research is focused on uncovering businesses that can prosper in this environment, with special business positives invisible to most investors, and whose business quality and enterprise value, present growth plus vigorous future growth prospects are not appropriately discounted in their stock prices. That is indeed how Kalmar's "Growth-with-Value" investment approach continuously seeks high reward WITH low risk.

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


As to small  company  stocks  versus  large  company  stocks,  we continue to be optimistic that the now well established small cap outperformance cycle will continue in 2003. The historic relationship of small company earnings to economic recoveries suggests that small caps will experience superior relative earnings growth in 2003. Their relative valuations today -- while not as discounted as a couple of years ago -- nevertheless still make small caps more appealing on that score also. Plus, the very multiplicity of smaller, innovative, more-focused businesses offers a creative research firm like Kalmar the opportunity to own companies that can mine fertile economic niches and actually deliver dynamic growth even if the environment remains sluggish. Finally, while Kalmar's style has amply demonstrated its "all weather" capability, if small cap growth stocks as a class indeed do lead small cap value stocks in 2003 -- which we anticipate -- Kalmar shareholders should be advantaged by your Fund's confirmed growth focus as well.


Thus, fully cognizant of the many challenges facing investors, Kalmar is optimistic as a firm and on behalf of our shareholders as we enter the New Year. Our team-oriented organizational model and our sensible but creative growth investment approach have proven themselves very well. We have greater depth, expertise, and seasoning in our research/portfolio management team than ever, plus more of all the other necessary resources to bring to bear for our shareholders' benefit. Indeed, unlike the much different experience of many growth funds, your Fund enjoyed gratifying new shareholder additions and growing respect from mutual fund rating organizations over the recent difficult years. We are confident that as we enter our 21st year Kalmar Investments is up to the challenges whatever they may be.


Happy New Year and Good Hunting to All!


                                                 Yours Sincerely,

                                                 /S/ FRED B. DRAPER, JR.

                                                 Ford B. Draper, Jr., President
                                                 KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


      KALMAR POOLED INVESTMENT TRUST -- SMALL CAP "GROWTH-WITH-VALUE" FUND
                  GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX
                     AND THE LIPPER SMALL CAP GROWTH INDEX

                            KALMAR                                   LIPPER
                            SMALL CAP           RUSSELL             SMALL CAP
                            FUND                 2000                GROWTH
                           ----------          ----------           ----------
April 11, 1997 --
Inception Date             $10,000.00          $10,000.00           $10,000.00
June                       $12,040.00          $11,530.00           $11,756.00
September                  $14,880.00          $13,246.00           $13,728.00
December                   $14,635.00          $12,802.00           $12,562.00
March                      $15,746.00          $14,090.00           $13,981.00
June                       $14,891.00          $13,433.00           $13,470.00
September                  $11,825.00          $10,727.00           $10,256.00
December                   $13,513.00          $12,476.00           $12,683.00
March                      $11,750.00          $11,799.00           $12,270.00
June                       $13,513.00          $13,634.00           $14,019.00
September                  $12,787.00          $12,772.00           $14,273.00
December                   $14,324.00          $15,128.00           $20,440.00
March                      $16,247.00          $16,200.00           $24,100.00
June                       $17,176.00          $15,587.00           $22,810.00
September                  $17,689.00          $15,760.00           $22,450.00
December                   $16,573.00          $14,671.00           $18,754.00
March                      $14,500.00          $13,717.00           $15,215.00
June                       $16,701.00          $15,677.00           $17,751.00
September                  $13,451.00          $12,417.00           $13,308.00
December                   $16,573.00          $15,036.00           $16,322.00
March                      $16,766.00          $15,635.00           $15,034.00
June                       $15,883.00          $14,329.00           $13,917.00
September                  $12,926.00          $11,262.00           $11,202.00
December                   $13,835.00          $11,956.00           $11,813.00


-------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS
                    ----------------------

                                                    Since
                              1 Year    5 Year    Inception*
                              ------    ------    ----------
Kalmar Small Cap Fund         (16.53)%  (1.12)%      5.84%
Russell 2000                  (20.48)%  (1.36)%      3.17%
Lipper Small Cap Growth       (27.63)%  (1.22)%      2.95%
-------------------------------------------------------------
* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 IS AN
UNMANAGED STOCK MARKET INDEX WITHOUT ANY ASSOCIATED EXPENSES AND ITS RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
   INVESTMENT TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                         SCHEDULE OF INVESTMENTS
                                                               DECEMBER 31, 2002




                                                                     MARKET
                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    ----------    ------------

COMMON STOCK -- 92.3%

BUSINESS EQUIPMENT & SERVICES -- 16.7%
         BUSINESS EQUIPMENT & SERVICES -- 12.0%
         Acxiom Corp.* ...........................    266,370     $  4,096,771
         Armor Holdings, Inc.* ...................    141,400        1,947,078
         ChoicePoint, Inc.* ......................    100,416        3,965,428
         Excel Technology, Inc.* .................     72,150        1,290,763
         Insight Enterprises, Inc.* ..............    154,237        1,281,709
         MAXIMUS, Inc.* ..........................    146,950        3,835,395
         Mobile Mini, Inc.* ......................     95,350        1,494,135
         SOURCECORP, Inc.* .......................     55,800        1,037,322
         Sylvan Learning Systems, Inc.* ..........     84,600        1,387,440
                                                                  ------------
                                                                    20,336,041
                                                                  ------------
         TIMESHARING & SOFTWARE -- 4.7%
         Ceridian Corp.* .........................    175,850        2,535,757
         Digitas, Inc.* ..........................    143,150          495,299
         Fair, Isaac & Co., Inc. .................     74,537        3,182,730
         First Consulting Group, Inc.* ...........    101,800          586,368
         Keane, Inc.* ............................    142,100        1,277,479
                                                                  ------------
                                                                     8,077,633
                                                                  ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES ................       28,413,674
                                                                  ------------
CAPITAL GOODS -- 9.8%
         CAPITAL EQUIPMENT -- 1.8%
         Actuant Corp. (A Shares)* ...............     66,939        3,109,317
                                                                  ------------
         CONSTRUCTION MATERIALS -- 0.6%
         Insituform Technologies, Inc. (A Shares)*     63,800        1,087,790
                                                                  ------------
         INDUSTRIAL SERVICES -- 3.6%
         Benchmark Electronics, Inc.* ............    115,750        3,317,395
         Harsco Corp. ............................     63,400        2,021,826
         Lydall, Inc.* ...........................     67,500          766,125
                                                                  ------------
                                                                     6,105,346
                                                                  ------------
         METAL FABRICATION -- 1.6%
         NCI Building Systems, Inc.* .............    126,000        2,749,320
                                                                  ------------
         NON-RESIDENTIAL CONSTRUCTION -- 2.2%
         ElkCorp .................................    114,900        1,987,770
         EMCOR Group, Inc.* ......................     31,550        1,672,465
                                                                  ------------
                                                                     3,660,235
                                                                  ------------
         TOTAL CAPITAL GOODS ................................       16,712,008
                                                                  ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2002


                                                                      MARKET
                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------    -------------
CONSUMER DURABLES -- 1.4%
         CONSUMER ELECTRONICS -- 1.4%
         Garmin, Ltd.* ...........................     79,600     $  2,332,280
                                                                  ------------
         TOTAL CONSUMER DURABLES ............................        2,332,280
                                                                  ------------
CONSUMER NON-DURABLES -- 4.5%
         BEVERAGES -- 1.0%
         Constellation Brands, Inc. (A Shares)* ..     69,200        1,640,732
                                                                  ------------
         FOOD & RELATED -- 3.5%
         American Italian Pasta Co. (A Shares)* ..     21,750          782,565
         Performance Food Group Co.* .............    104,250        3,540,226
         Sensient Technologies Corp. .............     74,100        1,665,027
                                                                  ------------
                                                                     5,987,818
                                                                  ------------
         TOTAL CONSUMER NON-DURABLES ........................        7,628,550
                                                                  ------------
ENERGY -- 8.6%
         PETROLEUM - DOMESTIC -- 6.3%
         Chesapeake Energy Corp ..................    234,250        1,813,095
         Evergreen Resources, Inc.* ..............     80,800        3,623,880
         Ultra Petroleum Corp.* ..................    327,850        3,245,715
         XTO Energy, Inc. ........................     84,050        2,076,035
                                                                  ------------
                                                                    10,758,725
                                                                  ------------
         PETROLEUM - FOREIGN -- 0.4%
         Niko Resources, Ltd. ....................     43,300          707,149
                                                                  ------------
         PETROLEUM - SERVICES -- 1.9%
         National-Oilwell, Inc.* .................     61,350        1,339,884
         Offshore Logistics, Inc.* ...............     83,050        1,820,456
                                                                  ------------
                                                                     3,160,340
                                                                  ------------
         TOTAL ENERGY .......................................       14,626,214
                                                                  ------------
FINANCIAL SERVICES -- 1.4%
         BANKS -- 0.7%
         Umpqua Holdings Corp. ...................     59,350        1,083,137
                                                                  ------------
         FINANCE COMPANIES -- 0.4%
         AmeriCredit Corp.* ......................     87,150          674,541
                                                                  ------------
         SAVINGS & LOAN ASSOCIATIONS -- 0.3%
         W Holding Company, Inc. .................     32,400          531,684
                                                                  ------------
         TOTAL FINANCIAL SERVICES ...........................        2,289,362
                                                                  ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2002


                                                                     MARKET
                                                                      VALUE
                                                     SHARES         (NOTE 2)
                                                  ------------    -------------
HEALTHCARE -- 13.7%
         HEALTHCARE - DRUGS -- 5.4%
         Barr Laboratories, Inc.* ................     70,675     $  4,600,236
         Charles River Laboratories
           International, Inc.* ..................     43,550        1,675,804
         SICOR, Inc.* ............................    182,950        2,899,757
                                                                  ------------
                                                                     9,175,797
                                                                  ------------
         HEALTHCARE - GENERAL -- 4.6%
         DENTSPLY International, Inc. ............     44,300        1,647,960
         Haemonetics Corp.* ......................    110,850        2,378,841
         Respironics, Inc.* ......................    123,350        3,753,664
                                                                  ------------
                                                                     7,780,465
                                                                  ------------
         HOSPITAL SUPPLIES & MANAGEMENT -- 2.2%
         AmSurg Corp.* ...........................     58,950        1,204,348
         Community Health Systems, Inc.* .........    124,750        2,568,603
                                                                  ------------
                                                                     3,772,951
                                                                  ------------
         MEDICAL LABORATORIES -- 1.5%
         Covance, Inc.* ..........................    105,000        2,581,950
                                                                  ------------
         TOTAL HEALTHCARE ...................................       23,311,163
                                                                  ------------
MULTIPLE INDUSTRY -- 2.4%
         MULTIPLE INDUSTRY -- 2.4%
         Pentair, Inc. ...........................    119,100        4,114,905
                                                                  ------------
         TOTAL MULTIPLE INDUSTRY ............................        4,114,905
                                                                  ------------
RAW MATERIALS -- 2.4%
         CHEMICALS - SPECIALTY -- 2.4%
         MacDermid, Inc. .........................     74,750        1,708,037
         Rogers Corp.* ...........................    105,850        2,355,163
                                                                  ------------
                                                                     4,063,200
                                                                  ------------
         TOTAL RAW MATERIALS ................................        4,063,200
                                                                  ------------
RETAIL -- 17.0%
         RESTAURANTS -- 3.0%
         RARE Hospitality International, Inc.* ...     92,350        2,550,707
         Ruby Tuesday, Inc. ......................    143,300        2,477,657
                                                                  ------------
                                                                     5,028,364
                                                                  ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2002




                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 2)
                                                  ------------    -------------
         RETAIL SPECIALTY STORE -- 8.7%
         Christopher & Banks Corp.* ..............     46,275     $    960,206
         Michaels Stores, Inc.* ..................     99,050        3,100,265
         O'Reilly Automotive, Inc.* ..............     59,850        1,513,606
         PETsMART, Inc.* .........................    258,850        4,434,101
         Select Comfort Corp.* ...................    125,300        1,177,820
         Tractor Supply Co.* .....................     68,550        2,577,480
         Whitehall Jewellers, Inc.* ..............    109,850        1,043,575
                                                                  ------------
                                                                    14,807,053
                                                                  ------------
         RETAIL - GENERAL MERCHANDISE -- 4.4%
         Cost Plus, Inc.* ........................    150,750        4,322,002
         Fred's, Inc. ............................    124,967        3,211,652
                                                                  ------------
                                                                     7,533,654
                                                                  ------------
         RETAIL - MAIL ORDER -- 0.9%
         MSC Industrial Direct Co. (A Shares)* ...     88,450        1,569,988
                                                                  ------------
         TOTAL RETAIL .......................................       28,939,059
                                                                  ------------
TECHNOLOGY -- 12.4%
         AEROSPACE & DEFENSE -- 0.4%
         EDO Corp. ...............................     35,600          739,768
                                                                  ------------
         COMMUNICATIONS EQUIPMENT -- 5.2%
         ADTRAN, Inc.* ...........................    114,400        3,763,760
         Intrado Inc.* ...........................     52,250          512,050
         Pinnacle Systems, Inc.* .................     90,050        1,225,580
         Polycom, Inc.* ..........................    160,750        1,530,340
         Somera Communications, Inc.* ............    228,258          616,297
         Tekelec* ................................    109,850        1,147,933
                                                                  ------------
                                                                     8,795,960
                                                                  ------------
         COMPUTERS - PERIPHERALS -- 4.7%
         Avocent Corp.* ..........................     56,586        1,257,341
         Cognos, Inc.* ...........................     96,594        2,265,129
         Progress Software Corp.* ................    123,750        1,602,562
         SPSS, Inc.* .............................     82,300        1,151,377
         Symantec Corp.* .........................     42,050        1,703,446
                                                                  ------------
                                                                     7,979,855
                                                                  ------------
         ELECTRONIC INSTRUMENTS -- 2.1%
         Gentex Corp.* ...........................    113,900        3,603,796
                                                                  ------------
         TOTAL TECHNOLOGY ...................................       21,119,379
                                                                  ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2002


                                                                    MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 2)
                                                  ------------    -------------




TRANSPORTATION -- 2.0%
         LOGISTICS -- 0.5%
         UTI Worldwide, Inc. .....................     34,550     $    906,937
                                                                  ------------
         TRUCKING & SHIPPING -- 1.5%
         Old Dominion Freight Line, Inc.* ........     36,350        1,030,523
         P.A.M. Transportation Services, Inc.* ...     59,400        1,497,474
                                                                  ------------
                                                                     2,527,997
                                                                  ------------
         TOTAL TRANSPORTATION ...............................        3,434,934
                                                                  ------------
         TOTAL COMMON STOCK (Cost $136,594,193) .............      156,984,728
                                                                  ------------

MONEY MARKET SECURITIES -- 7.6%
MONEY MARKET FUNDS -- 7.6%
         Temporary Investment Fund ...............  6,483,005        6,483,005
         Temporary Investment Cash Fund ..........  6,483,006        6,483,006
                                                                  ------------
                                                                    12,966,011
                                                                  ------------
         TOTAL MONEY MARKET SECURITIES (Cost $12,966,011) ...       12,966,011
                                                                  ------------
         TOTAL INVESTMENTS (Cost $149,560,204)+ -- 99.9% ....      169,950,739

         OTHER ASSETS & LIABILITIES -- 0.1% .................          107,962
                                                                  ------------
         NET ASSETS -- 100.0% ...............................     $170,058,701
                                                                  ============


* Non-income producing security

+ The cost for federal income tax purposes was $149,440,097. At December 31, 2002, net unrealized appreciation was $20,510,642. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $32,759,204, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,248,562.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             STATEMENT OF ASSETS AND LIABILITIES


                                                                     AS OF
                                                               DECEMBER 31, 2002
                                                               -----------------
ASSETS:
Investment in securities, at market value
   (Cost $149,560,204) ......................................   $ 169,950,739
Cash ........................................................               1
Receivables for:
   Dividends and interest ...................................          24,586
   Investment securities sold ...............................       1,115,630
Other assets ................................................          24,929
                                                                -------------
   Total Assets .............................................     171,115,885
                                                                -------------

LIABILITIES:
Payables for:
   Capital shares redeemed ..................................         846,826
Due to Advisor ..............................................         143,644
Accrued expenses ............................................          66,714
                                                                -------------
   Total Liabilities ........................................       1,057,184
                                                                -------------
NET ASSETS ..................................................   $ 170,058,701
                                                                =============

NET ASSETS CONSIST OF:
Shares of beneficial interest ...............................   $     157,353
Additional paid-in capital ..................................     151,035,722
Accumulated net realized loss on investments ................      (1,524,909)
Net unrealized appreciation on investments ..................      20,390,535
                                                                -------------

NET ASSETS FOR 15,735,311 SHARES OUTSTANDING ................   $ 170,058,701
                                                                =============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($170,058,701/15,735,311 outstanding shares of beneficial
  interest, $0.01 par value, unlimited authorized shares) ...          $10.81
                                                                       ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                         STATEMENT OF OPERATIONS


                                                                   FOR THE
                                                                 YEAR ENDED
                                                              DECEMBER 31, 2002
                                                              -----------------
INVESTMENT INCOME:
   Dividends (net of $335 foreign taxes withheld) ...........    $    377,827
                                                                 ------------
   Total Income .............................................         377,827
                                                                 ------------

EXPENSES:
   Advisory fee (Note 4) ....................................       1,857,023
   Accounting and Administration fee (Note 4) ...............         208,915
   Transfer agent fee (Note 4) ..............................          32,381
   Shareholder reports ......................................          18,917
   Custodian fee (Note 4) ...................................          23,211
   Legal ....................................................          41,803
   Trustees' fees ...........................................          32,273
   Registration fee .........................................          27,360
   Audit ....................................................          18,250
   Amortization of organizational expense ...................           1,574
   Miscellaneous ............................................          21,566
                                                                 ------------
      Total Expenses ........................................       2,283,273
                                                                 ------------

NET INVESTMENT LOSS .........................................      (1,905,446)
                                                                 ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments .........................        (485,331)
   Net change in unrealized appreciation/depreciation on
     investments.............................................     (30,902,013)
                                                                 ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .............     (31,387,344)
                                                                  -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $(33,292,790)
                                                                 ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             STATEMENTS OF CHANGES IN NET ASSETS


                                                                           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2002     DECEMBER 31, 2001
                                                                  -----------------     -----------------
OPERATIONS:
   Net investment loss .........................................    $ (1,905,446)         $ (1,924,956)
   Net realized loss on investments ............................        (485,331)           (3,994,806)
   Net change in unrealized appreciation/depreciation
      on investments ...........................................     (30,902,013)            6,112,640
                                                                    ------------          ------------
      Net increase/(decrease) in net assets resulting
         from operations .......................................     (33,292,790)              192,878
                                                                    ------------          ------------
SHARE TRANSACTIONS (A):
   Receipt from shares sold ....................................      21,944,265            21,259,204
   Receipt from securities transferred in-kind (Note 2) ........         792,531                    --
   Shares redeemed .............................................     (27,482,678)          (27,297,951)
                                                                    ------------          ------------
      Net decrease in net assets from Fund share
         transactions ..........................................      (4,745,882)           (6,038,747)
                                                                    ------------          ------------
TOTAL DECREASE IN NET ASSETS ...................................     (38,038,672)           (5,845,869)

NET ASSETS:
   Beginning of year ...........................................     208,097,373           213,943,242
                                                                    ------------          ------------
   End of year .................................................    $170,058,701          $208,097,373
                                                                    ============          ============

(a) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold .................................................       1,893,082             1,798,273
   Shares issued in exchange for securities transferred
      in-kind (Note 2) .........................................          74,767                    --
   Shares redeemed .............................................      (2,301,878)           (2,250,666)
                                                                    ------------          ------------
   Net decrease in shares ......................................        (334,029)             (452,393)
   Shares outstanding - Beginning of year ......................      16,069,340            16,521,733
                                                                    ------------          ------------
   Shares outstanding - End of year ............................      15,735,311            16,069,340
                                                                    ============          ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                            FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:


                                                            FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------------------------------
                                                 2002        2001         2000        1999        1998
                                               --------    --------     --------    --------    --------
Net asset value at beginning
   of year ...............................     $  12.95    $  12.95     $  13.41    $  12.65    $  13.70
                                               ========    ========     ========    ========    ========
INVESTMENT OPERATIONS
Net investment loss ......................       (0.12)      (0.12)       (0.11)      (0.11)      (0.07)
Net realized and
   unrealized gain/(loss) on
   investments ...........................       (2.02)        0.12         2.24        0.87      (0.98)
                                               --------    --------     --------    --------    --------
      Total from investment
         operations ......................       (2.14)          --         2.13        0.76      (1.05)
                                               --------    --------     --------    --------    --------
DISTRIBUTIONS
From net realized gain on
   investments ...........................           --          --       (2.59)          --          --
                                               --------    --------     --------    --------    --------
      Total distributions ................           --          --       (2.59)          --          --
                                               --------    --------     --------    --------    --------
Net asset value at end of
   year ..................................      $ 10.81     $ 12.95      $ 12.95     $ 13.41     $ 12.65
                                               ========    ========     ========    ========    ========
Total return .............................     (16.53)%       0.00%       15.70%       6.01%     (7.66)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses .................................        1.23%       1.23%        1.22%       1.25%       1.24%
Net investment loss ......................      (1.03)%     (0.96)%      (0.82)%     (0.78)%     (0.52)%
Portfolio turnover rate ..................       40.50%      47.38%       63.67%      52.49%      27.41%
Net assets at end of year
   (000's omitted) .......................     $170,059    $208,097     $213,943    $195,290    $237,540


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                   NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security is valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At December 31, 2002, a net investment loss of $1,905,446 was reclassified into paid in capital. Additionally, $47,108 was reclassified into paid in capital due to a permanent difference between the tax realized capital loss of $438,223 and book realized capital loss of $485,331. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind").

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

           Undistributed ordinary income                        $        --
           Capital loss carryovers                               (1,462,457)*
           Unrealized appreciation/depreciation                  20,510,642
                                                                -----------
                                                                $19,048,185
                                                                ===========

* Capital loss carryovers of $1,036,883 and $425,574 expire in 2009 and 2010, respectively


DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.


ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                      NOTES TO FINANCIAL STATEMENTS -- CONTINUED


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. During the fiscal year ended December 31, 2002, certain shareholders transferred securities in exchange for Fund shares. These exchanges were conducted on a taxable basis, whereby for both generally accepted accounting principles and tax purposes the cost of the securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States of America, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the fiscal year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

         Purchases ..................................      $72,137,704*
         Sales ......................................       86,093,996
         *Includes securities transferred in-kind of $792,531

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust."

PFPC Inc. serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an indirect subsidiary of PNC Financial Services, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                               REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF KALMAR POOLED INVESTMENT TRUST


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kalmar Pooled Investment Trust, comprised of Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 30, 2003

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                 FUND MANAGEMENT
                                                                     (UNAUDITED)


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 282-2319.


                                                                                               NUMBER OF
                                           TERM OF                                           PORTFOLIOS IN       OTHER
                                          OFFICE AND                                          FUND COMPLEX   TRUSTEESHIPS/
NAME, ADDRESS, DOB, AND                 LENGTH OF TIME         PRINCIPAL OCCUPATION(S)         OVERSEEN BY   DIRECTORSHIPS
POSITION(S) WITH TRUST                     SERVED 1             DURING PAST 5 YEARS              TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Wendell Fenton                           Since 1997   Director, Richards, Layton & Finger         1         None
 Barley Mill House                                     (law firm) since 1971.
 3701 Kennett Pike
 Wilmington, DE 19807
 Date of Birth:  May 1939
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas Giordano                        Since 2000   Consultant, financial services              1         Trustee, WT Investment
 Barley Mill House                                     organizations since 1997; Interim                     Trust (16 Portfolios)
 3701 Kennett Pike                                     President, LaSalle University from 1998               and WT Mutual Fund (24
 Wilmington, DE 19807                                  to 1999; President and Chief Executive                Portfolios); Trustee,
 Date of Birth:  Mar. 1943                             Officer, Philadelphia Stock Exchange                  Independence Blue Cross
 Trustee                                               from 1981 to 1997.                                    (Insurance); Director,
                                                                                                             Fotoball, USA (Sporting
                                                                                                             and Athletic Goods
                                                                                                             Manufacturing);
                                                                                                             Director, Daisy Tek
                                                                                                             International
                                                                                                             (Whole-sale paper and
                                                                                                             paper products);
                                                                                                             Director, Selas
                                                                                                             Corporation of America
                                                                                                             (Industrial process
                                                                                                             furnaces and ovens)
------------------------------------------------------------------------------------------------------------------------------------
 David D. Wakefield                       Since 1997   Retired private investor since 1997;        1         Director, Townsends
 Barley Mill House                                     Executive Secretary, Longwood                         Inc. (Food products and
 3701 Kennett Pike                                     Foundation 1992 to 1997 and                           services)
 Wilmington, DE 19807                                  Welfare Foundation 1992 to 1997.
 Date of Birth:  Oct. 1930
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
 David M. Reese, Jr.                      Since 1997   Semi-retired since 1996.                    1         None
 Barley Mill House                                     Portfolio Manager, Research
 3701 Kennett Pike                                     Analyst for Kalmar Investments
 Wilmington, DE 19807                                  from 1982 to 1996.
 Date of Birth:  Jul. 1935
 Trustee
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                    FUND MANAGEMENT -- CONTINUED
                                                                     (UNAUDITED)



                                                                                               NUMBER OF
                                           TERM OF                                           PORTFOLIOS IN       OTHER
                                          OFFICE AND                                          FUND COMPLEX   TRUSTEESHIPS/
NAME, ADDRESS, DOB, AND                 LENGTH OF TIME         PRINCIPAL OCCUPATION(S)         OVERSEEN BY   DIRECTORSHIPS
POSITION(S) WITH TRUST                     SERVED 1             DURING PAST 5 YEARS              TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Ford B. Draper, Jr. 2                    Since 1997   Founder, President, Director, and           1         None
 Barley Mill House                                     Chief Investment Officer of Kalmar
 3701 Kennett Pike                                     Investments since 1982; President,
 Wilmington, DE 19807                                  Kalmar Investment Advisers since
 Date of Birth:  May 1942                              1997.
 Trustee, Chairman, President,
 Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Ford B. Draper, III 3                    Since 2000   Managing Director, Trading and              N/A       N/A
 Barley Mill House                                     Client Services, Kalmar Investments
 3701 Kennett Pike                                     since 1991.
 Wilmington, DE 19807
 Date of Birth:  Nov. 1966
 Vice President
------------------------------------------------------------------------------------------------------------------------------------
 Verna Knowles                            Since 1998   Administration Director, Kalmar             N/A       N/A
 Barley Mill House                                     Investments since 1998; Treasurer,
 3701 Kennett Pike                                     Kalmar Investments since 1997;
 Wilmington, DE 19807                                  President, Books & Balances Ltd.
 Date of Birth:  Nov. 1945                             (accounting services) since 1988.
 Treasurer, Chief Financial Officer
 and Compliance Officer
------------------------------------------------------------------------------------------------------------------------------------
 Marjorie L. McMenamin                    Since 1998   Operations Director, Kalmar                 N/A       N/A
 Barley Mill House                                     Investments since 1992; Operations
 3701 Kennett Pike                                     Director, Kalmar Investment Advisers
 Wilmington, DE  19807                                 since 1997.
 Date of Birth:  Aug. 1949
 Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
2 Mr. Ford Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment
  Advisers, the Trust's investment adviser.
3 Ford B. Draper, III is the son of Ford B. Draper, Jr.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                               8800 TINICUM BLVD.
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                         TWO COMMERCE SQUARE, SUITE 1700
                               2001 MARKET STREET
                           PHILADELPHIA, PA 19103-7042

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM






KL12 - 12/02